Share-based payment arrangements - WARs (Details) - WARs - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	3 years
Income (expense) related to the cash-settled call options	$ 14	$ (19)
Income (expense) related to the cash-settled call option	(18)	15
Aggregate fair value of outstanding WARs	$ 6	$ 42
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares)	37.1
Granted (in number of WARs)	10.9
Exercised (in number of WARs)	(6.3)
Forfeited (in number of WARs)	(0.5)
End of period (in number of shares)	41.2	37.1
Exercisable (in number of WARs)	14.4
Share-based liabilities paid upon exercise of WARs	$ 6	$ 10	$ 7